SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 13 - SHAREHOLDERS' EQUITY:

a.Share Capital:

1)Ordinary shares

Each holder of the Company’s ordinary shares is entitled to one vote. The holders of ordinary shares are also entitled to receive dividends whenever funds are legally available, when and if declared by the Company’s Board of Directors. Since inception, the Company has not declared any dividends.

In June 2019, the Company's shareholders resolved to increase the authorized share capital of the Company to NIS 1,000,000 divided into 100,000,000 ordinary shares par value 0.01 NIS each.

In August 2019, the Company completed an IPO on the Nasdaq, in which it issued 10,000,000 ordinary shares at a price per share of $7. During August 2019 the underwriters partially exercised their over-allotment option and purchased an additional 1,000,000 ordinary shares at the same price per share. The net proceeds received from the IPO were approximately $69,784, after deducting underwriting commissions and other offering expenses of approximately $7,216 in aggregate.

In September 2020, the Company approved a share repurchase program of up to 2 million ordinary shares, to be purchased out of the Company's cash reserve and to be paid solely from the Company's IPO proceeds. In February 2022, the Company approved that the share repurchase program could also be funded from the proceeds of exercised options.

During the fourth quarter of 2020, the Company purchased 786,882 shares in the amount of $17,218.

During 2021, the Company purchased 693,734 shares in the amount of $35,365.

On September 30, 2021, the Company executed a 1-for-2 share split (“2021 Share Split”) of the Company's shares by way of an issuance of bonus shares. Upon the effectiveness of the 2021Share Split, (i) one bonus share was issued for each outstanding share, (ii) the number of ordinary shares into which each outstanding option to purchase ordinary shares is exercisable was adjusted through proportional increase, (iii) the exercise price of each exercisable share under such outstanding options to purchase ordinary shares was adjusted through proportional decrease, (iv) the number of outstanding RSUs was adjusted through proportional increase, and (v) the number of shares reserved under the Company's options plans was proportionally adjusted to accommodate the adjustment to the number of exercisable options under the Company's respective option plans.

Unless otherwise indicated, and except for authorized capital, all of the share numbers, number of RSUs, number of options to purchase ordinary shares, net income per share amounts, share prices and option exercise prices in these financial statements have been adjusted, on a retroactive basis, to the 2021 Share Split.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 13 - SHAREHOLDERS' EQUITY (continued):

2)Share-based compensation

On January 30, 2008, the Company’s Board of Directors adopted two share option plans as follows (collectively, the “2008 Plans”):

a)2008 Israeli Option Plan (“2008 Israeli Plan”) allowing the Company to grant ordinary shares and options to purchase ordinary shares to Israeli employees, officers, directors, consultants and service providers. Each option under the 2008 Israeli Plan grants the right to exercise such option into one ordinary share of the Company.

b)2008 ROW Option Plan (“2008 ROW Plan”) allowing the Company to grant ordinary shares and options to purchase ordinary shares to non-Israeli employees, officers, directors, consultants and service providers. Each option under the 2008 ROW Plan grants the right to exercise such option into one ordinary share of the Company.

In June 2018, the Company’s Board of Directors adopted a new incentive plan (“2018 Incentive Plan”), allowing the Company to grant ordinary shares, options to purchase ordinary shares, restricted shares and restricted share unit (“RSUs”) (together - “Awards”) to Israeli and other non-U.S. employees, officers, directors, consultants and service providers of the Company and its Subsidiaries. The 2018 Incentive Plan also includes as an appendix a sub-plan allowing the Company to grant Awards to U.S. employees, officers, directors, consultants and service providers of the Company and its Subsidiaries. Each option award under 2018 Incentive Plan grants the right to exercise such option into one ordinary share of the Company.

The grant of awards to Israeli employees, officers and directors under the 2008 Israeli Plan and the 2018 Incentive Plan is subject to the terms stipulated by Sections 102 and 102A of the Israeli Income Tax Ordinance. Each award grant is subject to the track chosen by the Company, either Section 102 or Section 102A of the Israeli Income Tax Ordinance, and pursuant to the terms thereof, the Company is not allowed to claim as an expense for tax purposes the amounts credited to employees as benefits, including amounts recorded as salary benefits in the Company’s accounts, in respect of options granted to employees under the 2008 Israeli Plan, with the exception of the work-income benefit component, if any, determined on grant date. For consultants and service providers, grants under the 2008 Israeli Plan and the 2018 Incentive Plan are subject to Section 3(i) of the Israeli Income Tax Ordinance.

Upon the adoption of the 2018 Incentive Plan, the then-current pool of awards available for future grants under the 2008 Plans was canceled and returned to the Company’s authorized and un-issued share capital. In addition, any shares returning to the free pool of options under the 2008 Plans, due to options expirations or otherwise, are automatically returning to the Company's authorized and un-issued share capital.

Upon adoption of the 2018 Incentive Plan, the Board and the shareholders resolved to approve an evergreen mechanism with respect to the 2018 Incentive Plan, under which the number of reserved, authorized and unissued ordinary shares of the Company available for issuance of awards pursuant to the 2018 Incentive Plan shall automatically increase on an annual basis, by such number of options as follows: on the first business day of each calendar year beginning in 2019, the number of awards equal to the lesser of (i) 800,000 ordinary shares, (ii) three percent of the number of shares outstanding as of such date or (iii) a lesser number of ordinary shares as shall be determined by the board of directors.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 13 - SHAREHOLDERS' EQUITY (continued):

Total awards under 2018 Incentive Plan that have been authorized to be issued as ordinary shares:

	Number of awards
Upon adoption of the 2018 Incentive Plan	3,578,000	*
Automatic increase approved by the Board of the Company in:
January 2020	1,600,000	*
January 2021	1,600,000	*
January 2022	800,000
Total	7,578,000

* The number of awards has been adjusted retroactively to reflect the 2021 Share Split.

As of December 31, 2021, 1,519,728 awards were available for grant under the 2018 Incentive Plan.

Details Regarding Grant of Awards:

During 2021, the Company granted only RSUs to its employees, officers, directors, service providers and consultants.

	Year Ended December 31, 2021
	Award amount	Exercise price range	Vesting period
Employees, officers, directors, service providers and consultants:

February 9, 2021	511,500	-	1-2 Years
May 6, 2021	23,500	-	2 Years
July 27, 2021	9,000	-	1.5 Years

During 2020, the Company granted only options to its employees, officers, directors, service providers and consultants.

	Year Ended December 31, 2020
	Award amount	Exercise price range	Vesting period	Expiration
Employees, officers, directors, service providers and consultants:

January 7, 2020	32,000*	$17.52	1 Year	7 Years
February 17, 2020	419,000*	$9.845**	0-3 Years	7 Years
March 15, 2020	2,572,300*	$9.845**	0-3 Years	7 Years
May 5, 2020	151,000	$12.16	0-3 Years	7 Years
November 11, 2020	13,000***	$21.615	0-1 Year	7 Years

* Net of options granted in March 2020

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 13 - SHAREHOLDERS' EQUITY (continued):

** Modification of share-based compensation

On March 15, 2020, the Company’s board of directors approved: (i) the re-pricing of such outstanding options under Section 102 to the Israeli Tax Ordinance that were granted during November 2019 and February 2020, to a lower exercise price of $9.845 (as further approved by a respective tax-ruling received from the Israeli Tax Authorities), and (ii) the cancellation of all other outstanding options granted to Non-Israeli grantees in November 2019, January 2020 and February 2020, and the grant of replacement options thereof under the same terms as originally granted but with a lower exercise price of US $9.845. The cancellation and grant of replacement options thereof with respect to such options granted to executive officers of the Company was ratified and approved by the Company's shareholders on June 16, 2020.

As a result, for 449,000 outstanding options (of which 30,000 options granted on November 25, 2019 at an exercise price of $20.775 and the rest granted on February 17, 2020, at an exercise price of $21.98) that were granted to Israeli grantees under Section 102 to the Israeli Tax Ordinance the exercise price was re-priced and reduced to $9.845, and 2,518,300 options (of which 224,500 options granted on November 25, 2019 at an exercise price of $20.775, 1,906,000 options granted on January 7, 2020 at an exercise price of $17.52, 85,000 options granted on January 28, 2020 at an exercise price of $21.95 and the rest granted on February 17, 2020 at an exercise price of $21.98) were cancelled and 2,518,300 options were granted (under the same terms as originally granted but with a lower exercise price of $9.845) simultaneously to non-Israeli grantees.

The reduction of the exercise price of the options was considered a Type I modification. The total incremental fair value of these options amounted to $3,283. The incremental fair value of the options granted, that were fully vested on March 15, 2020, in the amount of $666 were recognized immediately, and the remaining incremental fair value will be recognized over the remaining vesting period and until December 31, 2022.

*** GIBF Options

Options granted as part of share exchange agreement entered into by and between the Company and Guangzhou Sino-Israel Bio-Industry Investment Fund (LLP). See note 13(b)(i) below.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)
(U.S. dollars in thousands, except per share amounts)

NOTE 13 - SHAREHOLDERS' EQUITY (continued):

Share Options

The following tables summarize information concerning options as of December 31, 2021 and 2020:

	Year ended December 31
	2021		2020
	Number of Options	Weighted Average Exercise price*	Number of Options	Weighted average exercise price*
Outstanding at beginning of year	10,492,910	$3.43	18,601,716	$0.90
Changes during the year:
Granted	-	-	3,187,300 **	10.08
Cancelled	-	-	(224,500)**	20.775
Exercised	(7,521,469)	2.70	(10,756,272)	0.44
Forfeited	(40,714)	9.00	(276,600)	11.275
Expired	-	-	(38,734)	0.28
Outstanding at end of year	2,930,727	$5.23	10,492,910	$3.43
Exercisable at end of year	2,635,973	$4.71	8,184,368	$1.685

*	In U.S. dollars per Ordinary Share
**	Net of options granted and cancelled in connection with modification as described above